As filed with the Securities and Exchange
Commission on September 27, 2013

1933 Act File No. 333-126293
1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
PRE-EFFECTIVE AMENDMENT NO. [  ]
POST-EFFECTIVE AMENDMENT NO. 103

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
AMENDMENT NO. 105
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK FUNDS II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2999

THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.
K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on October 28, 2013 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JOHN HANCOCK FUNDS II
CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet Contents of Registration Statement Prospectus* Statement of Additional Information* Other Information* Explanatory Note Signature Page

*	Incorporated herein by reference to Post-Effective Amendment No. 99 to Registrant’s Registration Statement, SEC File No. 811-21779, filed July 9, 2013, EDGAR Accession No. 0001133228-13-002862.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 103 to the Registration Statement on Form N-1A for John Hancock Funds II incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) relating to Managed Volatility Fund contained in Post-Effective Amendment No. 99, which was filed with the U.S. Securities and Exchange Commission on July 9, 2013. The sole purpose of this filing is to delay the effective date of Registrant’s Post-Effective Amendment No. 99 to October 28, 2013 pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 27 day of September 2013.

JOHN HANCOCK FUNDS II

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Hugh McHaffie	President (Chief Executive Officer)	September 27 , 2013
Hugh McHaffie

/s/ Charles A. Rizzo	Chief Financial Officer	September 27 , 2013
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	September 27 , 2013
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	September 27 , 2013
James R. Boyle

/s/ Craig Bromley*	Trustee	September 27 , 2013
Craig Bromley

/s/ Peter S. Burgess *	Trustee	September 27 , 2013
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	September 27 , 2013
William H. Cunningham

/s/ Grace K. Fey *	Trustee	September 27 , 2013
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	September 27 , 2013
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	September 27 , 2013
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	September 27 , 2013
Hassell H. McClellan

/s/ James M. Oates *	Trustee	September 27 , 2013
James M. Oates

/s/ Steven R. Pruchansky*	Trustee	September 27 , 2013
Steven R. Pruchansky

/s/ Gregory A. Russo*	Trustee	September 27 , 2013
Gregory R. Russo

/s/ Warren A. Thomson*	Trustee	September 27 , 2013
Warren A. Thomson

*By:	/s/ Christopher Sechler
Christopher Sechler

Attorney-In-Fact, under Power of Attorney previously filed with Post-Effective Amendment No. 82 to the Trust’s Registration Statement on December 18, 2012